SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-    SHAREHOLDERS' EQUITY

a.Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.Treasury shares:

During the year ended December 31, 2021, the Company repurchased 895,136 outstanding ordinary shares for $200,000, through its share repurchase program authorized by the Board of Directors in May 2021. During the year ended December 31, 2022, the Company repurchased additional 2,772,811 outstanding ordinary shares for $231,873.

c.Share-based payment:

In April 2007, the Company's Board of Directors adopted an Employee Shares Incentive Plan -the 2007 Employee Share Option Plan (the "2007 Plan"). Under the 2007 Plan, options may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries. The 2007 plan was terminated on October 15, 2013, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted.

In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan– the 2013 Incentive Compensation Plan (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs and PSUs.

Under the Plans, as of December 31, 2022, an aggregate of 210,537 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

On December 29, 2022, the Company completed a value neutral option exchange for certain eligible non-director and non-executive employees. Pursuant to the option exchange, 706,629 out-of-the-money stock options granted between July 2018 and December 2021 under the 2013 Plan, with an average weighted exercise price of $176.72, were canceled and replaced with 160,576 replacement stock options with a lower exercise price and 157,119 RSUs.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The aggregate fair value of the replacement options and RSUs was substantially the same as the fair value of the canceled options, as determined using the Black-Scholes option pricing model as of the exchange date. Additionally, the first vesting event post-exchange will occur one year following the exchange date. The first vesting will apply to replacement options or RSUs, as applicable, that were exchanged with either 1) options that were already vested as of the exchange date or 2) options that were unvested as of the exchange date, but were scheduled to vest during the 12 months following the exchange date. The replacement options or RSUs, as applicable, granted in exchange for unvested options scheduled to vest more than one year following the exchange date, will vest on the same schedule that applied to the unvested options for which they were exchanged. The exchange did not have a material impact on the Company's stock-based compensation expense.

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs, PSUs and employee share purchase rights issued pursuant to the Company's ESPP and recognized for the years ended December 31, 2022, 2021 and 2020 was comprised as follows:

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$17,810	$15,462	$9,127
Research and development	120,581	102,056	76,883
Selling and marketing	38,714	33,853	22,845
General and administrative	59,731	70,020	38,458

Total share-based compensation expense	$236,836	$221,391	$147,313

Total unrecognized compensation cost amounted to $400,166 as of December 31, 2022, and is expected to be recognized over a weighted average period of approximately 2.57 years.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2022 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2021	4,717,200	$101.66	6.32	$339,012

Granted	647,217	119.62
Exercised	(209,839)	24.64
Forfeited	(822,556)	175.19

Balance at December 31, 2022	4,332,022	94.11	5.69	77,308

Exercisable at December 31, 2022	3,304,097	76.80	4.81	76,745

Vested and expected to vest at December 31, 2022	4,290,241	$93.84	5.66	$77,246
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The Company estimates the fair value of share options granted using the Black-Scholes-Merton option-pricing model. The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020

Expected volatility	52.75%-59.08%	48.91%-52.22%	42.26%-49.24%
Expected dividends	0%	0%	0%
Expected term (in years)	4.93-5.03	4.85-4.91	4.84-4.99
Risk free rate	1.81%-4.34%	0.44%-1.22%	0.25%-1.40%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020

Expected volatility	65.00%-77.20%	56.94%-59.23%	34.52%-83.30%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.60%-3.34%	0.06%-0.07%	0.13%-0.95%

A summary of options data for the years ended December 31, 2022, 2021 and 2020, is as follows:

	Year ended December 31,
	2022	2021	2020

Weighted-average grant date fair value of options granted, per option	$49.14	$127.36	$68.91
Total intrinsic value of the options exercised	$11,843	$114,113	$436,187

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2022:

Exercise price (range)	Options outstanding as of December 31, 2022	Weighted average remaining contractual term	Options exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)

0-19.97	452,954	1.78	447,308	1.69
19.98-26.52	419,402	2.95	419,402	2.95
26.53-55.86	522,936	3.95	517,936	3.95
55.87-61.95	625,982	5.12	625,982	5.12
61.96-100.6	404,059	7.38	206,163	5.39
100.61-102.67	561,482	6.12	510,192	6.12
102.68-138.62	492,930	8.94	83,109	8.19
138.63-143.13	412,564	7.14	276,223	7.14
143.14-259.94	395,888	8.10	182,849	8.09
259.95-353.09	43,825	8.02	34,933	8.07

	4,332,022	5.69	3,304,097	4.81

e.A summary of RSU activity for the year ended December 31, 2022, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2021	2,225,449	$205.31

Granted	2,379,666	84.87
Vested	(1,016,894)	171.76
Forfeited	(466,089)	174.23

Unvested as of December 31, 2022	3,122,132	$129.04

The total fair value of shares vested during the year ended December 31, 2022 was $82,992. PSU activity for the years ended December 31, 2022 and 2021 was not material.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

f.Comprehensive income (loss):

The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2022 and 2021:

	Year ended December 31, 2022
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(933)	$(123)	$(1,056)
Other comprehensive loss before reclassifications, net	(12,364)	(39,889)	(52,253)
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	—	938	938
Research and development, net	—	10,912	10,912
Selling and marketing	—	3,963	3,963
General and administrative	—	2,433	2,433
Financial expenses, net	1,608	—	1,608

Total accumulated other comprehensive loss, net	$(11,689)	$(21,766)	$(33,455)
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2021
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$3,768	$5,638	$9,406
Other comprehensive income (loss) before reclassifications, net	(4,672)	119	(4,553)
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	—	(279)	(279)
Research and development, net	—	(3,644)	(3,644)
Selling and marketing	—	(1,217)	(1,217)
General and administrative	—	(740)	(740)
Financial income, net	(29)	—	(29)

Total accumulated other comprehensive loss, net	$(933)	$(123)	$(1,056)